UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 30, 2005
Check here if Amendment: [  ]; Amendment Number: ____________
         This Amendment (Check only one):   [  ]    is a restatement.
                                            [  ]    adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:      Peconic Partners LLC
Address:   P.O. Box 3002
           506 Montauk Highway
           East Quogue, NY  11942

Form 13F File Number: 28-6618

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Joseph W. Sullivan
Title:     Chief Compliance Officer
Phone:     (212) 904-0444

Signature, Place, and Date of Signing:

/s/ Joseph W. Sullivan             New York, NY             May 10, 2005
----------------------            -------------             ------------
[Signature]                       [City, State]               [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manger(s).)

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

                                                                  FORM 13F INFORMATION TABLE
                                                                                                                VOTING AUTHORITY
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER     --------------------------
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Affymetrix                         common       00826t108     1070    25000 SH       SOLE                    25000
Alpha Natural Resources Inc        common       02076X102    39074  1362900 SH       SOLE                  1362900
Arch Coal                          common       039380100    15582   362280 SH       SOLE                   362280
Ask Jeeves Inc                     common       045174109     8424   300000 SH       SOLE                   300000
Avaya Inc                          common       053499109     5786   495340 SH       SOLE                   495340
Best Buy Co. Inc.                  common       086516101     9674   179110 SH       SOLE                   179110
CNET Networks Inc                  common       12613r104     2843   301200 SH       SOLE                   301200
Caterpillar, Inc.                  common       149123101     4592    50215 SH       SOLE                    50215
Cheniere Energy Inc                common       16411R208     2750    42625 SH       SOLE                    42625
Chicago Bridge & Iron              common       167250109    11339   257540 SH       SOLE                   257540
China Enterprises Ltd.             common       G2109M100      487  1337295 SH       SOLE                  1337295
Dollar General                     common       256669102     7134   325590 SH       SOLE                   325590
Emulex Corp.                       common       292475209     8876   471110 SH       SOLE                   471110
Ensco International Inc.           common       26874Q100     9397   249530 SH       SOLE                   249530
FMC Technologies Inc               common       30249U101     5143   155000 SH       SOLE                   155000
GlobalSantaFe Corp                 common       G3930E101     3704   100000 SH       SOLE                   100000
Google Inc.                        common       38259P508    14934    82735 SH       SOLE                    82735
Inco Ltd.                          common       453258402    38251   961085 SH       SOLE                   961085
Joy Global Inc                     common       481165108    20444   583118 SH       SOLE                   583118
Marriott International Inc. (C     common       571903202      595     8900 SH       SOLE                     8900
Martek Biosciences Corp            common       572901106     3331    57250 SH       SOLE                    57250
Mosaic Company                     common       61945A107     3838   225000 SH       SOLE                   225000
NS Group Inc.                      common       628916108     4517   143800 SH       SOLE                   143800
NVIDIA Corp.                       common       67066G104     6890   290000 SH       SOLE                   290000
Nabors Industries Ltd.             common       G6359F103    14785   250000 SH       SOLE                   250000
Neiman Marcus Group (Class A)      common       640204202     6863    75000 SH       SOLE                    75000
Noble Corp.                        common       g65422100    17286   307520 SH       SOLE                   307520
Office Depot Inc.                  common       676220106     9993   450550 SH       SOLE                   450550
Oracle Corp.                       common       68389X105     1972   158000 SH       SOLE                   158000
Patterson-UTI Energy, Inc.         common       703481101    43078  1721760 SH       SOLE                  1721760
Peabody Energy Corp                common       704549104     6979   150540 SH       SOLE                   150540
Potash Corp Of Saskatchewan        common       73755L107     3069    35075 SH       SOLE                    35075
Research In Motion                 common       760975102    11463   150000 SH       SOLE                   150000
SBA Communications Corp            common       78388j106    21689  2373000 SH       SOLE                  2373000
SanDisk Corp.                      common       80004C101    16686   600230 SH       SOLE                   600230
Shuffle Master Inc                 common       825549108     4054   140000 SH       SOLE                   140000
Starwood Hotels and Resorts        common       85590A203     1427    23770 SH       SOLE                    23770
Texas Instruments Inc.             common       882508104     2549   100000 SH       SOLE                   100000
Tibco Software Inc.                common       88632Q103    28134  3776330 SH       SOLE                  3776330
Timberland Co Cl A                 common       887100105     3546    50000 SH       SOLE                    50000
Transocean Inc.                    common       G90078109    13989   271840 SH       SOLE                   271840
Trend Micro Inc                    common       89486m206      905    21215 SH       SOLE                    21215
Tupperware Corp.                   common       899896104     1983    97400 SH       SOLE                    97400
Univision Communications Inc.      common       914906102     2794   100910 SH       SOLE                   100910
Unocal Corp.                       common       915289102    34787   563900 SH       SOLE                   563900
Whirlpool Corp.                    common       963320106     2059    30400 SH       SOLE                    30400
Yahoo Inc.                         common       984332106      285     8400 SH       SOLE                     8400
Zions Bancorporation               common       989701107      711    10305 SH       SOLE                    10305
Lucent Technologies Warrants 1     warrants     549463131       12    17330 SH       SOLE                    17330


                                   SIGNATURES
                                   ----------

After reasonable inquiry and to the best of my knowledge and belief, I certify that the information set forth in this statement is true, complete and correct.

May 10, 2005


                                                    Peconic Partners LLC (F/K/A
                                                    FLA ADVISERS L.L.C.)



                                                    By: /s/ Joseph Sullivan
                                                       -------------------------
                                                       Joseph Sullivan
                                                       Chief Compliance Officer